Property, plant and equipment - Useful lives of property, plant and equipment (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member] | Buildings [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Machinery [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Other property, plant and equipment [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Top of range [member] | Buildings [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Top of range [member] | Machinery [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Other property, plant and equipment [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years